Commitments and Contingencies - Schedule of Future Jackpot Payments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Previous Winners
Loss Contingencies [Line Items]
2017	$ 47,900
2018	34,901
2019	31,164
2020	27,591
2021	23,227
Thereafter	119,896
Future jackpot payments due	284,679
Future Winners
Loss Contingencies [Line Items]
2017	47,556
2018	9,023
2019	574
2020	574
2021	574
Thereafter	8,611
Future jackpot payments due	66,912
Total
Loss Contingencies [Line Items]
2017	95,456
2018	43,924
2019	31,738
2020	28,165
2021	23,801
Thereafter	128,507
Future jackpot payments due	351,591
Unamortized discounts	(52,549)
Total jackpot liabilities	$ 299,042